Prepayment and Other Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2015	Sep. 30, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	[1]	$ 2,929	$ 1,669
Advance to the suppliers		1,111	766
Interest receivable		163	369
Funds receivable	[2]	244	306
Deposits		10	23
Others		396	616
Prepayment and other current assets, net		$ 4,853	$ 3,749

[1]	Advance to the suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss becomes probable. To date, the Group has not experienced any loss of advances to suppliers.
[2]	Funds receivable arise due to the time taken to clear customers' payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.